Acquisitions - Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed (Details) - USD ($)
$ in Thousands
		12 Months Ended
	Nov. 12, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Consideration:
Fair value of consideration exchanged		$ 1,387
Recognized amounts of identifiable assets acquired and liabilities assumed:
Right of Use Asset		30,076	$ 45,753	$ 40,022	$ 32,881	$ 22,045
Intangible assets, net:
Goodwill		74,100	$ 111,721	$ 71,123		$ 7,316	$ 0
PurePenn, LLC and Pioneer Leasing & Consulting, LLC
Consideration:
Cash	$ 19,000	19,000
Shares issued upon issuance	29,711	27,000
Contingent consideration payable in shares	46,951	50,000
Fair value of consideration exchanged	95,662	96,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	563	563
Accounts receivable	1,300	1,300
Prepaid expenses and other current assets	376	376
Inventories	7,461	7,461
Property and equipment, net	26,233	26,233
Intangible assets, net:
Goodwill	46,349	47,311
Other assets	478	478
Accounts payable and accrued liabilities	(2,189)	(2,189)
Construction finance liability	(17,413)	(17,413)
Deferred tax liability	(16,346)	(16,970)
Total net assets acquired	95,662	96,000
PurePenn, LLC and Pioneer Leasing & Consulting, LLC | Tradename
Intangible assets, net:
Intangible Assets, Net	580	580
PurePenn, LLC and Pioneer Leasing & Consulting, LLC | Moxie License
Intangible assets, net:
Intangible Assets, Net	2,960	2,960
PurePenn, LLC and Pioneer Leasing & Consulting, LLC | State License
Intangible assets, net:
Intangible Assets, Net	45,310	45,310
Keystone Relief Centers LLC
Consideration:
Cash	10,000	10,000
Shares issued upon issuance	11,004	10,000
Contingent consideration payable in shares	15,249	15,000
Net Working Capital Adjustment	624	715
Fair value of consideration exchanged	36,877	35,715
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,229	1,229
Accounts receivable	117	117
Prepaid expenses and other current assets	91	91
Inventories	2,337	2,337
Property and equipment, net	2,245	2,245
Right of Use Asset	2,156	2,156
Intangible assets, net:
Goodwill	17,985	19,473
Accounts payable and accrued liabilities	(790)	(790)
Lease Liability	(2,156)	(2,156)
Deferred tax liability	(7,157)	(6,007)
Total net assets acquired	36,877	35,715
Keystone Relief Centers LLC | Tradename
Intangible assets, net:
Intangible Assets, Net	930	930
Keystone Relief Centers LLC | Dispensary License
Intangible assets, net:
Intangible Assets, Net	$ 19,890	16,090
The Healing Corner, Inc [Member]
Consideration:
Cash		19,900
Fair value of consideration exchanged		19,900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		2
Prepaid expenses and other current assets		4
Inventories		73
Property and equipment, net		203
Intangible assets, net:
Goodwill		7,316
Accrued expenses		(4)
Deferred tax liability		(3,350)
Total net assets acquired		19,900
The Healing Corner, Inc [Member] | Tradename
Intangible assets, net:
Intangible Assets, Net		321
The Healing Corner, Inc [Member] | Dispensary License
Intangible assets, net:
Intangible Assets, Net		14,300
The Healing Corner, Inc [Member] | Customer Relationship
Intangible assets, net:
Intangible Assets, Net		1,000
The Healing Corner, Inc [Member] | Non-compete
Intangible assets, net:
Intangible Assets, Net		35
Life Essence Inc [Member]
Consideration:
Cash		4,125
Transaction costs		270
Fair value of consideration exchanged		4,395
Intangible assets, net:
Accrued expenses		(121)
Deferred tax liability		(1,628)
Total net assets acquired		4,395
Life Essence Inc [Member] | Dispensary License
Intangible assets, net:
Intangible Assets, Net		6,144
Leef Industries LLC [Member]
Consideration:
Cash		3,250
Balance of Purchase Price Payable		750
Transaction costs		25
Fair value of consideration exchanged		4,025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		7
Inventories		19
Property and equipment, net		8
Intangible assets, net:
Accrued expenses		(38)
Deferred tax liability		(1,452)
Total net assets acquired		4,025
Leef Industries LLC [Member] | Tradename
Intangible assets, net:
Intangible Assets, Net		10
Leef Industries LLC [Member] | Dispensary License
Intangible assets, net:
Intangible Assets, Net		$ 5,470